Federated Investors
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

SEMI-ANNUAL REPORT

February 28, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

February 28, 2003 (unaudited)

Principal Amount			Value
		MORTGAGE--BACKED SECURITIES--11.8%
$6,083,737		Bank of America Mortgage Securities 2002-C, 5.512%, 5/25/2032	$6,238,386
3,199,435		Bank of America Mortgage Securities 2002-E, 7.086%, 6/20/2032	3,280,604
5,000,000	[1]	Bank of America Mortgage Securities 2003-2, 1.840%, 2/25/2018	5,006,250
4,964,847		Bank of America Mortgage Securities 2003-A, 3.234%, 2/25/2033	5,001,140
6,105,392		Countrywide Funding Corp. 1993-10, 2.336%, 1/25/2024	6,116,565
1,315,393		Countrywide Home Loans 1998-17, 6.500%, 11/25/2013	1,362,760
860,378		Countrywide Home Loans 1998-19, 6.500%, 12/25/2028	866,280
2,384,480		Countrywide Home Loans 1999-3, 6.050%, 4/25/2029	2,439,634
7,178,526		Residential Accredit Loans, Inc. 2002-QS5, 1.736%, 4/25/2032	7,191,591
6,906,122		Residential Asset Securitization Trust 2003-A1, 1.860%, 3/25/2033	6,906,640
5,000,000		Washington Mutual 2003-AR1, 2.920%, 3/25/2033	5,000,000
3,661,416		Wells Fargo Mortgage Backed Securities Trust 2001-8, 6.750%, 4/25/2016	3,702,204

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $53,115,565)	53,112,054

		U.S. GOVERNMENT OBLIGATIONS--88.6%
		Federal Home Loan Mortgage Corp. ARM--17.3%
6,897,952		4.216%, 2/1/2029	7,094,130
8,608,515		4.226%, 9/1/2028	8,898,966
5,252,305		4.395%, 4/1/2029	5,417,333
16,403,847		4.506%, 7/1/2021	17,001,111
9,944,682		4.571%, 4/1/2029	10,303,586
4,902,284		4.571%, 7/1/2030	5,056,510
4,894,716		4.581%, 2/1/2022	5,071,514
5,366,850		4.616%, 9/1/2030	5,493,185
9,938,927		4.691%, 7/1/2027	10,277,447
1,621,866		4.979%, 3/1/2030	1,690,698
860,261		5.094%, 7/1/2026	894,946
857,182		6.132%, 9/1/2020	882,366

		TOTAL	78,081,792

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp. REMIC--10.2%
$1,691,297		Series 1344-D, 6.000%, 8/15/2007	$1,763,481
1,166,743		Series 1732-G, 6.500%, 4/15/2020	1,172,460
1,152,951		Series 2288-F, 1.690%, 6/15/2029	1,154,138
461,922		Series 2299-FB, 1.840%, 12/15/2028	462,453
3,640,202		Series 2396-FL, 1.940%, 12/15/2031	3,655,527
4,111,044		Series 2396-FM, 1.790%, 12/15/2031	4,120,951
6,174,599		Series 2451-FB, 1.890%, 3/15/2032	6,196,828
5,957,964		Series 2525-FA, 1.740%, 12/15/2031	5,973,742
7,710,784		Series 2529-F, 1.740%, 9/15/2031	7,744,583
13,430,422		Series 2543-EF, 1.690%, 12/15/2032	13,412,828

		TOTAL	45,656,991

		Federal National Mortgage Association--2.3%
5,000,000		5.500%, 3/1/2018	5,210,950
4,846,700		7.000%, 10/1/2032	5,114,771
12,940		12.000%, 3/1/2013	14,662

		TOTAL	10,340,383

		Federal National Mortgage Association ARM--28.1%
7,184,108		2.561%, 5/1/2027	7,260,403
17,501,613		3.060%, 5/1/2027	17,840,795
28,651,603		3.402%, 6/1/2040 - 9/1/2040	29,139,772
1,894,802		3.787%, 5/1/2018	1,935,522
1,009,676		3.811%, 5/1/2018	1,031,192
8,491,017		3.958%, 3/1/2033	8,705,755
1,831,944		3.975%, 1/1/2020	1,858,471
3,954,472		4.055%, 5/1/2036	4,047,995
8,335,330		4.176%, 4/1/2019	8,488,367
2,139,094		4.230%, 10/1/2016	2,213,384
10,846,316		4.301%, 1/1/2032	11,200,014
2,411,902		4.320%, 2/1/2021	2,501,601
6,591,533		4.334%, 3/1/2029	6,737,931
2,807,724		4.336%, 9/1/2021	2,908,633
3,605,577		4.337%, 5/1/2036	3,692,543
1,559,739		4.344%, 2/1/2020	1,616,389
1,720,857		4.404%, 2/1/2019	1,781,620
Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal National Mortgage Association ARM--continued
$3,032,954		4.418%, 5/1/2036	$3,106,806
1,429,452		4.511%, 5/1/2018	1,478,597
1,896,023		4.533%, 11/1/2027	1,952,316
2,037,467		4.735%, 9/1/2018	2,093,946
2,926,056		4.759%, 7/1/2027	3,014,014
830,202		6.076%, 3/1/2029	852,775
1,234,457		6.420%, 10/1/2028	1,263,763

		TOTAL	126,722,604

		Federal National Mortgage Association REMIC--13.4%
1,501,634		Series 1993-121-PK, 6.500%, 10/25/2021	1,518,978
785,507		Series 1994-60-PE, 6.750%, 11/25/2020	790,802
6,329,980		Series 1995-17-B, 3.903%, 2/25/2025	6,438,934
9,322,223		Series 2001-46-F, 1.740%, 9/18/2031	9,330,333
5,704,516		Series 2002-50-FH, 1.736%, 12/25/2029	5,726,868
14,087,283		Series 2002-52-FG, 1.836%, 9/25/2032	14,125,178
5,532,666		Series 2002-58-LF, 1.736%, 1/25/2029	5,574,112
10,228,464		Series 2002-74-FV, 1.786%, 11/25/2032	10,234,805
6,710,384		Series 2002-82-FK, 1.786%, 10/25/2031	6,712,364

		TOTAL	60,452,374

		Government National Mortgage Association--0.0%
129,946		8.500%, 1/15/2030	143,185

		Government National Mortgage Association ARM--12.3%
18,288,351		4.000%, 7/20/2031 - 9/20/2031	18,654,204
12,439,580		4.500%, 5/20/2029 - 10/20/2032	12,659,490
1,032,796		5.250%, 1/20/2030	1,059,421
6,600,555		5.375%, 1/20/2022 - 3/20/2023	6,755,511
9,328,301		5.500%, 10/20/2029 - 3/20/2032	9,536,252
1,278,735		5.625%, 11/20/2023	1,320,307
5,251,073		5.750%, 7/20/2023 - 7/20/2024	5,422,693

		TOTAL	55,407,878

Principal Amount or Shares			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Government National Mortgage Association REMIC--5.0%
$4,036,211		Series 1999-43-FA, 1.790%, 11/16/2029	$4,043,638
2,864,795		Series 2001-21-FB, 1.740%, 1/16/2027	2,866,600
3,332,657		Series 2002-30-FW, 1.690%, 8/20/2027	3,342,939
3,279,247		Series 2002-51-FA, 1.740%, 5/20/2032	3,281,314
8,815,121		Series 2002-92-EF, 1.740%, 2/20/2029	8,866,506

		TOTAL	22,400,997

		TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $397,303,007)	399,206,204

		U.S. TREASURY NOTES--1.1%
5,002,040		2.000% - 3.375%, 11/30/2004 -- 1/15/2007 (identified cost $5,042,467)	5,052,261

		MUTUAL FUND--2.2%
10,011,016		Government Obligations Fund (at net asset value)	10,011,016

		TOTAL INVESTMENTS (IDENTIFIED COST $465,472,055)[2]	$467,381,535

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At February 28, 2003 these securities amounted to $5,006,250 which represents 1.1% of net assets.

2 The cost of investments for federal tax purposes amounts to $465,472,055.

Note: The categories of investments are shown as a percentage of net assets ($450,704,313) at February 28, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $465,472,055)		$467,381,535
Income receivable		2,746,684
Receivable for investments sold		2,539,448
Receivable for shares sold		499,965

TOTAL ASSETS		473,167,632

Liabilities:
Payable for investments purchased	$21,510,910
Payable for shares redeemed	151,758
Income distribution payable	782,962
Accrued expenses	17,689

TOTAL LIABILITIES		22,463,319

Net assets for 46,816,317 shares outstanding		$450,704,313

Net Assets Consist of:
Paid in capital		$518,899,757
Net unrealized appreciation of investments		1,909,480
Accumulated net realized loss on investments		(70,114,156)
Undistributed net investment income		9,232

TOTAL NET ASSETS		$450,704,313

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$402,450,240 ÷ 41,804,024 shares outstanding		$9.63

Institutional Service Shares:
$48,254,073 ÷ 5,012,293 shares outstanding		$9.63

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2003 (unaudited)

Investment Income:
Interest			$6,491,528

Expenses:
Investment adviser fee		$1,275,524
Administrative personnel and services fee		159,866
Custodian fees		18,920
Transfer and dividend disbursing agent fees and expenses		26,994
Directors'/Trustees' fees		7,440
Auditing fees		9,141
Legal fees		2,764
Portfolio accounting fees		53,784
Distribution services fee--Institutional Service Shares		67,197
Shareholder services fee--Institutional Shares		464,272
Shareholder services fee--Institutional Service Shares		67,197
Share registration costs		21,259
Printing and postage		12,968
Insurance premiums		638
Miscellaneous		5,527

TOTAL EXPENSES		2,193,491

Waivers and Reimbursement:
Waiver of investment adviser fee	$(273,492)
Waiver of transfer and dividend disbursing agent fees and expenses	(6,798)
Waiver of distribution services fee--Institutional Service Shares	(67,197)
Waiver of shareholder services fee--Institutional Shares	(464,272)
Reimbursement of investment adviser fee	(7,336)

TOTAL WAIVERS AND REIMBURSEMENT		(819,095)

Net expenses			1,374,396

Net investment income			5,117,132

Realized and Unrealized Gain on Investments:
Net realized gain on investments			41,270
Net change in unrealized appreciation of investments			41,860

Net realized and unrealized gain on investments			83,130

Change in net assets resulting from operations			$5,200,262

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2003	Year Ended 8/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,117,132	$12,483,420
Net realized gain on investments	41,270	154,450
Net change in unrealized appreciation of investments	41,860	931,721

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,200,262	13,569,591

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,453,340)	(11,131,635)
Institutional Service Shares	(582,078)	(1,330,486)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,035,418)	(12,462,121)

Share Transactions:
Proceeds from sale of shares	214,040,169	260,928,725
Net asset value of shares issued to shareholders in payment of distributions declared	1,928,991	5,100,691
Cost of shares redeemed	(156,468,543)	(151,825,557)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	59,500,617	114,203,859

Change in net assets	59,665,461	115,311,329

Net Assets:
Beginning of period	391,038,852	275,727,523

End of period (including undistributed (distributions in excess of) net investment income of $9,232 and $(72,482), respectively)	$450,704,313	$391,038,852

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.63	$9.59	$9.50	$9.51	$9.67	$9.74
Income From Investment Operations:
Net investment income	0.12	0.35	0.57	0.55	0.51	0.56
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.04	0.09	(0.02)	(0.16)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.12	0.39	0.66	0.53	0.35	0.49

Less Distributions:
Distributions from net investment income	(0.12)	(0.35)	(0.57)	(0.54)	(0.51)	(0.56)

Net Asset Value, End of Period	$9.63	$9.63	$9.59	$9.50	$9.51	$9.67

Total Return[2]	1.21%	4.09%	7.18%	5.77%	3.74%	5.13%

Ratios to Average Net Assets:

Expenses	0.61%[3]	0.61%	0.58%	0.57%	0.55%	0.55%

Net investment income	2.44%[3]	3.58%	6.00%	5.75%	5.28%	5.77%

Expense waiver/reimbursement[4]	0.38%[3]	0.40%	0.42%	0.46%	0.45%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$402,450	$336,567	$241,461	$283,706	$384,011	$420,988

Portfolio turnover	7%	64%	38%	73%	83%	56%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$9.63	$9.59	$9.50	$9.51	$9.67	$9.74
Income From Investment Operations:
Net investment income	0.10	0.32	0.55	0.52	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.04	0.09	(0.01)	(0.15)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.10	0.36	0.64	0.51	0.33	0.46

Less Distributions:
Distributions from net investment income	(0.10)	(0.32)	(0.55)	(0.52)	(0.49)	(0.53)

Net Asset Value, End of Period	$9.63	$9.63	$9.59	$9.50	$9.51	$9.67

Total Return[2]	1.08%	3.83%	6.91%	5.50%	3.49%	4.87%

Ratios to Average Net Assets:

Expenses	0.86%[3]	0.86%	0.83%	0.82%	0.80%	0.80%

Net investment income	2.20%[3]	3.31%	5.72%	5.51%	5.03%	5.55%

Expense waiver/reimbursement[4]	0.38%[3]	0.40%	0.42%	0.46%	0.45%	0.44%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,254	$54,472	$34,266	$28,396	$33,376	$48,685

Portfolio turnover	7%	64%	38%	73%	83%	56%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003 (unaudited)

ORGANIZATION

Federated Adjustable Rate Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government and agency securities and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,307,331	$147,232,415	21,348,822	$205,444,520
Shares issued to shareholders in payment of distributions declared	168,392	1,619,563	459,498	4,424,214
Shares redeemed	(8,635,535)	(83,091,190)	(12,023,448)	(115,738,087)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,840,188	$65,760,788	9,784,872	$94,130,647

	Six Months Ended 2/28/2003		Year Ended 8/31/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,944,671	$66,807,754	5,766,062	$55,484,205
Shares issued to shareholders in payment of distributions declared	32,166	309,428	70,266	676,477
Shares redeemed	(7,623,369)	(73,377,353)	(3,750,615)	(36,087,470)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(646,532)	$(6,260,171)	2,085,713	$20,073,212

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,193,656	$59,500,617	11,870,585	$114,203,859

FEDERAL TAX INFORMATION

At February 28, 2003, the cost of investments for federal tax purposes amounts to $465,472,055. The net unrealized appreciation of investments for federal tax purposes was $1,909,480. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,500,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $590,984.

At August 31, 2002, the Fund had a capital loss carryforward of $70,119,163 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$57,180,753

2004	$ 8,689,597

2008	$ 2,279,774

2009	$ 1,969,039

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive/reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the six months ended February 28, 2003, were as follows:

Purchases	$204,901,264

Sales	$29,959,650

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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